STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.9%
Australia - 6.2%
Aurizon Holdings	328,960	[a]	784,605
BHP Group	23,910		671,887
National Australia Bank	40,000		769,599
Suncorp Group	49,040	[a]	373,609
Wesfarmers	59,440		2,388,825
Westpac Banking	4,410		63,835
			5,052,360
Belgium - .3%
Proximus	12,360		224,540
Brazil - .6%
CPFL Energia	53,150		249,969
Vale	22,190		274,994
			524,963
Canada - 8.8%
Canadian Natural Resources	26,900		1,100,048
Enbridge	5,300		198,856
Manulife Financial	38,390		686,389
Royal Bank of Canada	25,040		2,475,676
The Toronto-Dominion Bank	37,480		2,644,974
			7,105,943
China - 5.8%
Alibaba Group Holding, ADR	5,970	[a]	761,354
Bank of China, Cl. H	1,547,420	[a]	536,110
Industrial & Commercial Bank of China, Cl. H	422,800	[a]	223,382
Lenovo Group	309,110		313,821
Sinotruk Hong Kong	269,870	[a]	397,995
Tencent Holdings	15,000	[a]	883,688
TravelSky Technology, Cl. H	124,870	[a]	206,420
Xinyi Solar Holdings	274,950	[a]	500,163
Zhejiang Expressway, Cl. H	962,330	[a]	909,485
			4,732,418
Czech Republic - 1.5%
CEZ	36,080	[a]	1,178,864
Finland - 3.7%
Fortum	40,760	[a]	1,171,522
Nordea Bank	84,430		1,001,959
Sampo, Cl. A	17,070	[a]	838,518
			3,011,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
France - 5.2%
AXA	78,160	[a]	2,148,233
Credit Agricole	9,720	[a]	132,279
Eutelsat Communications	11,710		148,502
Sanofi	6,844	[a]	650,934
TotalEnergies	21,020		966,221
Unibail-Rodamco-Westfield	2,300	[a]	150,865
			4,197,034
Germany - 3.8%
Allianz	2,680	[a]	584,209
Bayer	7,739	[a]	390,766
Deutsche Post	11,620	[a]	686,907
HOCHTIEF	1,250	[a]	94,531
METRO	77,390	[a]	876,544
SAP	3,260	[a]	418,481
			3,051,438
Greece - 1.2%
OPAP	70,710		980,232
Hong Kong - .8%
PCCW	769,480	[a]	388,786
Power Assets Holdings	42,820		257,540
			646,326
Italy - 1.5%
Eni	93,690		1,233,375
Japan - 14.5%
Aozora Bank	18,810		407,580
Canon	33,400		735,728
Denso	8,120		595,164
Honda Motor	36,460		995,571
ITOCHU	69,800		2,003,004
Japan Tobacco	10,610		212,474
Mitsubishi	25,570		755,341
Mitsui & Co.	31,400		706,435
MS&AD Insurance Group Holdings	29,150		852,320
Otsuka	14,890		681,920
Softbank	31,040		427,925
Sumitomo	32,380		440,963
Takeda Pharmaceutical	47,170		1,264,781
Tokyo Electron	3,120		1,639,667
			11,718,873
Malaysia - .4%
British American Tobacco Malaysia	30,770		101,238
Top Glove	270,940		188,196
			289,434

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Mexico - .3%
Grupo Mexico, Ser. B	51,600		214,919
Netherlands - 1.8%
ASML Holding	940		736,582
NN Group	6,160	[a]	305,708
Royal Dutch Shell, Cl. A	20,970		437,008
Royal Dutch Shell, Cl. B	151		3,147
			1,482,445
New Zealand - 2.0%
Spark New Zealand	512,200		1,604,006
Norway - .1%
Telenor	5,150		76,048
Poland - 1.0%
Powszechny Zaklad Ubezpieczen	92,910		811,468
Portugal - .4%
Galp Energia	33,100		308,969
Russia - 3.2%
Novolipetsk Steel	321,450		933,283
Severstal	77,444		1,648,634
			2,581,917
Singapore - 1.3%
DBS Group Holdings	17,351		379,072
Singapore Telecommunications	388,450		669,362
			1,048,434
South Africa - .7%
Kumba Iron Ore	14,850	[a]	419,068
Resilient REIT	24,384		85,648
Vodacom Group	9,050		75,392
			580,108
South Korea - 2.4%
KT&G	13,340	[a]	921,346
Samsung Electronics	17,660		1,065,988
			1,987,334
Spain - 2.0%
ACS Actividades de Construccion y Servicios	30,750	[a]	736,237
Endesa	15,870		355,275
Telefonica	115,330		522,375
			1,613,887
Sweden - .5%
Telia	109,610		424,220
Switzerland - 6.4%
Nestle	13,440	[a]	1,727,757
Novartis	10,670	[a]	852,916
Roche Holding	2,791	[a]	1,092,326

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Switzerland - 6.4% (continued)
Zurich Insurance Group	3,585	[a]	1,479,261
			5,152,260
Taiwan - 7.8%
Asia Cement	128,500	[a]	193,007
Asustek Computer	129,740	[a]	1,632,308
Catcher Technology	42,820		237,609
Globalwafers	29,590	[a]	859,182
Pegatron	103,180	[a]	245,996
Quanta Computer	91,500	[a]	281,065
Taiwan Cement	540,077	[a]	892,828
Taiwan Semiconductor Manufacturing	75,050		1,596,686
Uni-President Enterprises	3,800		8,884
United Microelectronics	165,520	[a]	372,689
			6,320,254
Thailand - .0%
BTS Group Holdings	52,520	[a]	14,313
Turkey - .6%
Ford Otomotiv Sanayi	28,198		504,556
United Arab Emirates - .4%
Dubai Islamic Bank	232,758	[a]	326,608
United Kingdom - 11.7%
abrdn	73,190	[a]	226,095
Anglo American	8,740	[a]	319,939
AstraZeneca	2,534	[a]	278,013
BP	317,250		1,373,626
British American Tobacco	30,250		1,015,460
GlaxoSmithKline	83,236		1,686,800
Imperial Brands	73,930		1,514,091
Legal & General Group	116,790	[a]	435,537
Persimmon	32,990	[a]	1,197,421
Rio Tinto	1,910	[a]	117,599
SSE	38,310		789,380
Taylor Wimpey	253,480		532,915
			9,486,876
Total Common Stocks (cost $66,233,625)			78,486,421

Exchange-Traded Funds - .2%
United States - .2%
iShares MSCI EAFE ETF (cost $156,768)	1,920	[a,b]	147,533

	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Brazil - .4%
Gerdau	11.84	79,850		365,172
South Korea - .3%
Samsung Electronics	4.17	3,810		205,979
Total Preferred Stocks (cost $681,223)				571,151
	Maturity Date	Number of Warrants
Warrants - .0%
Thailand - .0%
BTS Group Holdings	11/20/2026	11,346	[c]	205
BTS Group Holdings	11/07/2024	5,673		86
BTS Group Holdings	9/05/2022	2,836		69
Total Warrants (cost $0)				360
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $459,794)	0.06	459,794	[d]	459,794
Total Investments (cost $67,531,410)		98.4%		79,665,259
Cash and Receivables (Net)		1.6%		1,324,293
Net Assets		100.0%		80,989,552

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $145,996 and the value of the collateral was $150,580, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At November 30, 2021, the value of these securities amounted to $205 or .0% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	8,607,179	69,879,242	††	-	78,486,421
Equity Securities - Preferred Stocks	365,172	205,979	††	-	571,151
Exchange-Traded Funds	147,533	-		-	147,533
Investment Companies	459,794	-		-	459,794
Warrants	155	205	††	-	360

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $12,133,849, consisting of $17,195,477 gross unrealized appreciation and $5,061,628 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.